EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	$ 14,110	¥ 98,232	¥ 91,924
Less: accumulated depreciation	(12,121)	(84,388)	(67,608)
Equipment and leasehold improvements, net	1,989	13,844	24,316
Electronic equipment
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	6,642	46,241	41,067
Office equipment
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	609	4,240	4,163
Motor vehicles
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	372	2,588	2,857
Leasehold improvements
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	$ 6,487	¥ 45,163	¥ 43,837